Annual Fund Operating Expenses - Xtrackers MSCI Kokusai Equity ETF - Xtrackers MSCI Kokusai Equity ETF	Dec. 18, 2020
Operating Expenses:
Management fee	0.09%
Other Expenses	none	[1]
Total annual fund operating expenses	0.09%

[1]	Because the fund is new, “ Other Expenses ” are based on estimated amounts for the current fiscal year.